UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09235
                                                    --------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
          --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
          --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        W. Scott Jardine, Esq., Secretary
                        First Defined Portfolio Fund, LLC
                              Nike Securities L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
         --------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                          --------------

                   Date of fiscal year end: DECEMBER 31, 2003
                                           ------------------

                     Date of reporting period: JUNE 30, 2003
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2003

 Shareholder Letter ....................................................    1

 Portfolio of Investments ..............................................    2

 Statements of Assets and Liabilities ..................................   18

 Statements of Operations ..............................................   20

 Statements of Changes in Net Assets ...................................   22

 Statements of Changes in Net Assets - Capital Stock Activity ..........   24

 Financial Highlights ..................................................   26

 Notes to Financial Statements .........................................   37

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2003

Dear Shareholders:

In our opinion, several critical hurdles facing the financial markets were cleared in the first-half of 2003. None were more important than the overwhelming victory by the U.S. and coalition forces over Iraq. We believe that the swift and efficient execution of the major combat phase helped the financial markets in two ways: First, the quick end to the major combat phase clearly saved lives, which, in our opinion, helped to boost the morale of Americans/investors. Second, the quick resolution to the major combat phase saved the U.S. government billions of dollars. The government estimates that the cost of keeping troops in Iraq during the regime change phase alone is roughly $4 billion a month.

One can follow consumer confidence indicators month-to-month to see how Americans are feeling about the state of the economy, but if you want to take the temperature of the financial markets, you can look to the profits being generated on Wall Street. Today, the news is good. The Securities Industry Association (SIA) announced that Wall Street firms are on pace to post their third best year ever. The association is projecting total net income for the industry at $15 billion, which would lag only 1999 ($16.3 B) and 2000 ($21.0 B). Recent quarters had been dominated by trading revenue from bonds and commodities, but underwriting and commission revenues rebounded in the second quarter.

We believe that economic growth is poised to accelerate in the second-half of 2003. For this reason, we believe investors should consider increasing their exposure to equities. A survey of private economists by the Bond Market Association found that economists are predicting 3.5% GDP growth for the last six months of 2003 and 3.6% GDP growth from the fourth quarter of 2003 to the fourth quarter of 2004. Business investment is expected to rise to 6.3% in the fourth quarter of 2003 and then accelerate in 2004. We believe that the combination of low interest rates and the recent tax cuts (Jobs & Growth Tax Relief Reconciliation Act of 2003) should make for a winning combination for the stock market moving forward.

With respect to equity valuations, we believe that stocks are still undervalued despite the fact that the DJIA, S&P 500 Index and Nasdaq Composite appreciated 9.0%, 11.8% and 21.8%, respectively in the first-half of 2003. We concur with recent analysis from SmartMoney.com that the recent remarkable recovery in S&P 500 earnings has not been fully reflected in stock prices. Though the S&P 500 is off over 30% from its March 24, 2000 peak, consensus expected earnings are only off by 2.3%, and actual 12-month trailing earnings are only off 4.4%.

As always, our philosophy with regard to investing on behalf of the First Defined Portfolio Fund, LLC is based in the belief that a disciplined approach best suits the long-term investor. The companies selected for our defined sector portfolios are researched and evaluated using database screening techniques, fundamental analysis, and the judgement of our research analysts. We believe that financial markets set the price of financial securities based upon expectations for future cash flows. It is our contention that successful investors tend to select stocks where management is able to exceed cash flow expectations. Likewise, portfolios derived from indexes will continue to employ unique quantitative strategies that combine historical evidence with common sense to give investors an opportunity to obtain returns greater than that of the actual indexes.

                  /S/ JAMES A. BOWEN

                  James A. Bowen
                  President of the First Defined
                  Portfolio Fund, LLC

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - 100.2%

              BANKS - 11.5%
      8,768   Abbey National PLC, Sponsored ADR ...............  $    136,148
      9,395   ABN AMRO Holding NV, Sponsored ADR ..............       179,350
      6,839   Bank of America Corp. ...........................       540,486
      6,915   Credit Suisse Group, Sponsored ADR ..............       182,003
      2,195   East West Bancorp, Inc. .........................        79,327
      8,589   Fortis, Sponsored ADR ...........................       147,945
      2,689   HSBC Holdings PLC, Sponsored ADR ................       158,947
      5,170   Lloyds TSB Group PLC, Sponsored ADR .............       149,982
      2,677   Texas Regional Bancshares, Inc. .................        92,892
      3,610   UCBH Holdings, Inc. .............................       103,535
        906   Union Planters Corp. ............................        28,113
      1,539   Wintrust Financial Corp. ........................        45,554
                                                                 -------------
                                                                    1,844,282
                                                                 -------------

              PHARMACEUTICALS - 8.8%
     12,017   Forest Laboratories, Inc.* ......................       657,931
      5,875   Gilead Sciences, Inc.* ..........................       326,533
      7,522   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR ................................       428,227
                                                                 -------------
                                                                    1,412,691
                                                                 -------------

              RETAIL - 7.9%
      3,573   Bed, Bath & Beyond, Inc.* .......................       138,668
      1,721   Brown Shoe Company, Inc. ........................        51,286
      4,206   Claire's Stores, Inc. ...........................       106,664
      4,264   Fossil, Inc.* ...................................       100,460
      2,159   Guitar Center, Inc.* ............................        62,611
      1,918   Lone Star Steakhouse & Saloon, Inc. .............        41,755
      3,305   Nu Skin Enterprises, Inc. - Class A .............        34,537
      2,301   P.F. Chang's China Bistro, Inc.* ................       113,232
      2,514   Panera Bread Company* ...........................       100,560
      9,063   PETsMART, Inc. ..................................       151,080
      5,058   Ross Stores, Inc. ...............................       216,179
      1,219   Sharper Image Corp.* ............................        33,242
      4,763   Starbucks Corp.* ................................       116,789
                                                                 -------------
                                                                    1,267,063
                                                                 -------------


              AUTO MANUFACTURERS - 7.4%
     12,826   General Motors Corp. ............................       461,736
     38,323   Nissan Motor Company Ltd., Sponsored ADR ........       726,221
                                                                 -------------
                                                                    1,187,957
                                                                 -------------

              FOOD, BEVERAGE & TOBACCO - 7.0%
     14,678   Altria Group, Inc. ..............................       666,968
      1,314   Anheuser-Busch Companies, Inc. ..................        67,080
      7,533   British American Tobacco PLC, Sponsored ADR .....       170,849
        370   Coca-Cola Bottling Company ......................        20,202
     11,760   Koninklijke Ahold NV, Sponsored ADR .............        98,431
      1,137   Peet's Coffee & Tea, Inc.* ......................        19,852



Page 2              See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - (CONTINUED)

              FOOD, BEVERAGE & TOBACCO - (CONTINUED)
      1,679   Whole Foods Market, Inc.* ....................... $      79,803
                                                                 -------------
                                                                    1,123,185
                                                                 -------------

              HOUSEHOLD PRODUCTS - 6.7%
      1,158   Chattem, Inc.* ..................................        21,771
        840   Colgate-Palmolive Company .......................        48,678
      1,841   Fortune Brands, Inc. ............................        96,100
     15,366   Johnson & Johnson ...............................       794,422
      3,007   Toro Company ....................................       119,528
                                                                 -------------
                                                                    1,080,499
                                                                 -------------

              INDUSTRIAL - 6.3%
      1,842   A.O. Smith Corp. ................................        51,852
      5,623   American Power Conversion Corp. .................        87,662
      2,086   Ball Corp. ......................................        94,934
      2,272   Benchmark Electronics, Inc.* ....................        69,887
      2,260   Gentex Corp.* ...................................        69,179
     21,102   Honeywell International, Inc. ...................       566,589
      5,517   Lennox International, Inc. ......................        71,004
                                                                 -------------
                                                                    1,011,107
                                                                 -------------


              SOFTWARE & SERVICES - 6.1%
        623   IMS Health, Inc. ................................        11,208
     63,089   Oracle Corp.* ...................................       758,330
      1,533   Pixar, Inc.* ....................................        93,268
      3,787   Take-Two Interactive Software, Inc.* ............       107,323
                                                                 -------------
                                                                      970,129
                                                                 -------------


              COMMERCIAL SERVICES - 4.2%
      5,056   Apollo Group, Inc. - Class A* ...................       312,259
      1,623   Corinthian Colleges, Inc.* ......................        78,829
        442   Deluxe Corp. ....................................        19,802
      2,210   Dollar Thrifty Automotive Group, Inc.* ..........        40,995
      3,016   First Health Group Corp.* .......................        83,242
      3,218   FTI Consulting, Inc.* ...........................        80,353
      1,278   H&R Block, Inc. .................................        55,273
                                                                 -------------
                                                                      670,753
                                                                 -------------

              TELECOMMUNICATIONS SERVICES & EQUIPMENT - 3.2%
        308   ALLTEL Corp. ....................................        14,852
        140   CenturyTel, Inc. ................................         4,879
     12,262   Cisco Systems, Inc.* ............................       204,653
      8,429   France Telecom SA, Sponsored ADR ................       207,775
      3,277   SBC Communications, Inc. ........................        83,727
                                                                 -------------
                                                                      515,886
                                                                 -------------

              OIL & GAS - 3.2%
      1,503   Apache Corp. ....................................        97,785
      1,566   BJ Services Company* ............................        58,506
      1,896   ENI SPA, Sponsored ADR ..........................       144,172
      3,190   Patina Oil & Gas Corp. ..........................       102,558
        940   Rowan Companies, Inc. ...........................        21,056

                      See Notes to Financial Statements.                Page 3

PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - (CONTINUED)

              OIL & GAS - (CONTINUED)
      4,089   Unit Corp.* .....................................  $     85,501
                                                                 -------------
                                                                      509,578
                                                                 -------------

              INSURANCE - 3.1%
     11,926   Aegon N.V. ......................................       119,737
      8,877   ING Groep NV, Sponsored ADR .....................       155,614
      1,702   LandAmerica Financial Group, Inc. ...............        80,845
        459   MGIC Investment Corp. ...........................        21,407
     10,304   Prudential PLC, Sponsored ADR ...................       125,812
                                                                 -------------
                                                                      503,415
                                                                 -------------

              CONSUMER DURABLES & APPAREL - 3.1%
      3,144   Chico's FAS, Inc.* ..............................        66,181
      3,162   Coach, Inc.* ....................................       157,278
      2,873   Gymboree Corp.* .................................        48,209
      6,384   Pacific Sunwear of California, Inc.* ............       153,791
      4,317   Quiksilver, Inc.* ...............................        71,187
                                                                 -------------
                                                                      496,646
                                                                 -------------


              BASIC MATERIALS - 3.0%
     11,206   DuPont (E.I.) de Nemours ........................       466,618
      1,429   Steel Technologies, Inc. ........................        14,447
                                                                 -------------
                                                                      481,065
                                                                 -------------


              HOME BUILDERS - 2.2%
      2,945   Hovnanian Enterprises, Inc. - Class A* ..........       173,608
      1,268   Meritage Corp.* .................................        62,461
        271   NVR, Inc.* ......................................       111,381
                                                                 -------------
                                                                      347,450
                                                                 -------------


              HEALTH CARE EQUIPMENT & SERVICES - 2.2%
      1,766   AMERIGROUP Corp.* ...............................        65,695
      2,281   Covance, Inc.* ..................................        41,286
      3,086   Lincare Holdings, Inc.* .........................        97,240
      1,269   Merit Medical Systems, Inc.* ....................        25,355
      2,823   Sierra Health Services, Inc.* ...................        56,460
      2,583   STERIS Corp.* ...................................        59,641
                                                                 -------------
                                                                      345,677
                                                                 -------------


              UTILITIES - 2.1%
      5,789   Enel SPA, Sponsored ADR .........................       180,154
      6,402   Scottish Power PLC, Sponsored ADR ...............       155,632
                                                                 -------------
                                                                      335,786
                                                                 -------------


              TRANSPORTATION - 1.9%
      1,441   Landstar System, Inc.* ..........................        90,567
      3,351   United Parcel Service, Inc. .....................       213,459
                                                                 -------------
                                                                      304,026
                                                                 -------------

              SAVINGS & LOAN - 1.9%
      5,383   Brookline Bancorp, Inc. .........................        75,362
      6,599   First Niagara Financial Group, Inc. .............        92,122
      5,333   Flagstar Bancorp, Inc. ..........................       130,392
                                                                 -------------
                                                                      297,876
                                                                 -------------

Page 4              See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - (CONTINUED)

              INTERNET - 1.7%
      2,169   GTECH Holdings Corp. ............................  $     81,663
      4,334   Symantec Corp.* .................................       190,089
                                                                 -------------
                                                                      271,752
                                                                 -------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
        956   Cognizant Technology Solutions Corp.* ...........        23,288
      4,384   Dell Computer Corp.* ............................       140,113
      7,375   Western Digital Corp.* ..........................        75,962
                                                                 -------------
                                                                      239,363
                                                                 -------------

              AIRLINES - 1.3%
      4,555   Ryanair Holdings PLC, Sponsored ADR* ............       204,519
                                                                 -------------


              HEALTHCARE PRODUCTS - 1.2%
        678   Biosite, Inc.* ..................................        32,612
      1,268   Henry Schein, Inc.* .............................        66,367
      1,281   IDEXX Laboratories, Inc.* .......................        42,965
      1,707   Mentor Corp. ....................................        33,082
        428   Zimmer Holdings, Inc.* ..........................        19,281
                                                                 -------------
                                                                      194,307
                                                                 -------------

              MEDIA - 1.1%
      9,462   Vivendi Universal SA, Sponsored ADR .............       174,479
                                                                 -------------


              AEROSPACE/DEFENSE EQUIPMENT - 0.6%
        538   Curtiss-Wright Corp. ............................        34,002
      1,460   Engineered Support Systems, Inc. ................        61,101
                                                                 -------------
                                                                       95,103
                                                                 -------------

              SEMICONDUCTORS - 0.4%
      2,255   OmniVision Technologies, Inc.* ..................        70,356
                                                                 -------------

              CONSUMER GOODS - 0.3%
      1,029   Thor Industries, Inc. ...........................        42,004
                                                                 -------------


              ENERGY EQUIPMENT & SERVICES - 0.2%
      2,529   Headwaters, Inc.* ...............................        37,151
                                                                 -------------


              TEXTILES - 0.1%
      1,139   Angelica Corp. ..................................        19,306
                                                                 -------------


              TOTAL COMMON STOCKS .............................    16,053,411
                                                                 -------------
              (Cost $14,704,111)

              TOTAL INVESTMENTS - 100.2% ......................    16,053,411
                                                                 -------------
              (Cost $14,704,111)

              NET OTHER ASSETS & LIABILITIES - (0.2%) .........       (31,558)
                                                                 -------------
              NET ASSETS - 100.0% .............................  $ 16,021,853
                                                                 =============


------------------------------------------------------------------------------
         *  Non-income producing security.
       ADR  American Depository Receipt

                    See Notes to Financial Statements.                    Page 5

THE DOW(SM) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - 101.0%

              DIVERSIFIED FINANCIAL SERVICES - 25.1%
     11,151   Citigroup, Inc. .................................  $    477,263
     16,385   J.P. Morgan Chase & Company .....................       560,039
                                                                 -------------
                                                                    1,037,302
                                                                 -------------

              INDUSTRIAL - 18.7%
     11,064   Eastman Kodak Company ...........................       302,601
     17,494   Honeywell International, Inc. ...................       469,714
                                                                 -------------
                                                                      772,315
                                                                 -------------

              FOOD, BEVERAGE & TOBACCO - 10.4%
      9,497   Altria Group, Inc. ..............................       431,544
                                                                 -------------

              PHARMACEUTICALS - 10.1%
      6,920   Merck & Company, Inc. ...........................       419,006
                                                                 -------------

              BASIC MATERIALS - 9.4%
      9,291   DuPont (E.I.) de Nemours ........................       386,877
                                                                 -------------

              AUTO MANUFACTURERS - 9.3%
     10,632   General Motors Corp. ............................       382,752
                                                                 -------------

              HOUSEHOLD PRODUCTS - 9.1%
      7,310   Johnson & Johnson ...............................       377,927
                                                                 -------------

              TELECOMMUNICATIONS SERVICES & EQUIPMENT - 8.9%
     14,415   SBC Communications, Inc. ........................       368,303
                                                                 -------------

              TOTAL COMMON STOCKS .............................     4,176,026
                                                                 -------------
              (Cost $4,270,959)

              TOTAL INVESTMENTS - 101.0% ......................     4,176,026
                                                                 -------------
              (Cost $4,270,959)

              NET OTHER ASSETS & LIABILITIES - (1.0%) .........       (43,353)
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  4,132,673
                                                                 =============

Page 6              See Notes to Financial Statements.

GLOBAL TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - 101.4%

              UNITED KINGDOM - 36.9%
     78,085   BAE Systems PLC .................................  $    183,616
     46,416   GKN PLC .........................................       170,422
     58,090   Peninsular & Oriental Steam Navigation
                 Company ......................................       225,266
     53,547   Reuters Group PLC ...............................       155,295
     78,888   Royal & Sun Alliance Insurance Group PLC ........       180,622
                                                                 -------------
                                                                      915,221
                                                                 -------------

              UNITED STATES - 33.8%
      5,897   AT&T Corp. ......................................       113,517
      6,270   General Electric Company ........................       179,824
      6,837   Honeywell International, Inc. ...................       183,573
      6,404   J.P. Morgan Chase & Company .....................       218,889
      5,633   SBC Communications, Inc. ........................       143,923
                                                                 -------------
                                                                      839,726
                                                                 -------------

              HONG KONG - 30.7%
     90,019   Cheung Kong Infrastructure Holdings Ltd. ........       174,308
     84,000   Citic Pacific Ltd. ..............................       153,497
    159,680   Hang Lung Properties Ltd. .......................       144,360
    146,000   MTR Corp. Ltd. ..................................       167,565
    311,955   New World Development Company Ltd. ..............       121,011
                                                                 -------------
                                                                      760,741
                                                                 -------------

              TOTAL COMMON STOCKS .............................     2,515,688
                                                                 -------------
              (Cost $2,563,445)

              TOTAL INVESTMENTS - 101.4% ......................     2,515,688
              (Cost $2,563,445)

              NET OTHER ASSETS & LIABILITIES - (1.4%) .........       (34,003)
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  2,481,685
                                                                 =============

------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

              Industrial ......................................          32.7%
              Transportation ..................................          15.8%
              Telecommunications Services & Equipment .........          10.5%
              Diversified Financial Services ..................           8.8%
              Aerospace/Defense Equipment .....................           7.4%
              Insurance .......................................           7.3%
              Automobile & Components .........................           6.9%
              Technology Hardware & Equipment .................           6.2%
              Real Estate .....................................           5.8%
              Net Other Assets and Liabilities ................          (1.4)%
                                                                 -------------
                                                                        100.0%
                                                                 =============

                   See Notes to Financial Statements.                   Page 7

S&P TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - 101.1%

              BANKS - 22.2%
     12,998   Bank of America Corp. ...........................  $  1,027,232
      1,717   Union Planters Corp. ............................        53,279
                                                                 -------------
                                                                    1,080,511
                                                                 -------------

              HOUSEHOLD PRODUCTS - 18.8%
      1,597   Colgate-Palmolive Company .......................        92,546
      3,497   Fortune Brands, Inc. ............................       182,543
     12,448   Johnson & Johnson ...............................       643,562
                                                                 -------------
                                                                      918,651
                                                                 -------------

              TELECOMMUNICATIONS SERVICES & EQUIPMENT - 12.0%
        589   ALLTEL Corp. ....................................        28,401
        260   CenturyTel, Inc. ................................         9,061
     23,317   Cisco Systems, Inc.* ............................       389,161
      6,231   SBC Communications, Inc. ........................       159,202
                                                                 -------------
                                                                      585,825
                                                                 -------------

              RETAIL - 10.0%
      6,794   Bed, Bath & Beyond, Inc.* .......................       263,675
      9,048   Starbucks Corp.* ................................       221,857
                                                                 -------------
                                                                      485,532
                                                                 -------------

              FOOD, BEVERAGE & TOBACCO - 8.3%
      6,130   Altria Group, Inc. ..............................       278,547
      2,501   Anheuser-Busch Companies, Inc. ..................       127,676
                                                                 -------------
                                                                      406,223
                                                                 -------------

              TRANSPORTATION - 8.3%
      6,372   United Parcel Service, Inc. .....................       405,896
                                                                 -------------


              OIL & GAS - 6.9%
      2,853   Apache Corp. ....................................       185,616
      2,982   BJ Services Company* ............................       111,407
      1,794   Rowan Companies, Inc. ...........................        40,186
                                                                 -------------
                                                                      337,209
                                                                 -------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
      8,329   Dell Computer Corp.* ............................       266,195
                                                                 -------------

              SOFTWARE & SERVICES - 4.6%
      1,188   IMS Health, Inc. ................................        21,372
     16,975   Oracle Corp.* ...................................       204,040
                                                                 -------------
                                                                      225,412
                                                                 -------------

              COMMERCIAL SERVICES - 2.9%
        837   Deluxe Corp. ....................................        37,498
      2,434   H&R Block, Inc. .................................       105,270
                                                                 -------------
                                                                      142,768
                                                                 -------------

Page 8              See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - (CONTINUED)

              INSURANCE - 0.8%
        874   MGIC Investment Corp. ...........................  $     40,763
                                                                 -------------

              HEALTHCARE PRODUCTS - 0.8%
        811   Zimmer Holdings, Inc.* ..........................        36,536
                                                                 -------------

              TOTAL COMMON STOCKS .............................     4,931,521
                                                                 -------------
              (Cost $4,721,708)

              TOTAL INVESTMENTS - 101.1% ......................     4,931,521
              (Cost $4,721,708)

              NET OTHER ASSETS & LIABILITIES - (1.1%) .........       (55,659)
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  4,875,862
                                                                 =============

------------------------------------------------------------------------------
         * Non-income producing security.

                   See Notes to Financial Statements.                     Page 9

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - 100.8%

              PHARMACEUTICALS - 26.7%
      9,663   Gilead Sciences, Inc.* ..........................  $    537,070
     12,368   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR ................................       704,110
                                                                 -------------
                                                                    1,241,180
                                                                 -------------

              SOFTWARE & SERVICES - 26.3%
     89,056   Oracle Corp.* ...................................     1,070,453
      2,521   Pixar, Inc.* ....................................       153,378
                                                                 -------------
                                                                    1,223,831
                                                                 -------------

              COMMERCIAL SERVICES - 14.0%
      8,314   Apollo Group, Inc. - Class A* ...................       513,473
      4,959   First Health Group Corp.* .......................       136,868
                                                                 -------------
                                                                      650,341
                                                                 -------------

              AIRLINES - 7.2%
      7,490   Ryanair Holdings PLC, Sponsored ADR* ............       336,301
                                                                 -------------


              INTERNET - 6.7%
      7,126   Symantec Corp.* .................................       312,546
                                                                 -------------

              RETAIL - 5.7%
      6,576   PETsMART, Inc. ..................................       109,622
      3,668   Ross Stores, Inc. ...............................       156,770
                                                                 -------------
                                                                      266,392
                                                                 -------------

              INDUSTRIAL - 5.6%
      9,253   American Power Conversion Corp. .................       144,254
      3,722   Gentex Corp.* ...................................       113,931
                                                                 -------------
                                                                      258,185
                                                                 -------------

              HEALTH CARE & EQUIPMENT SERVICES - 3.4%
      5,074   Lincare Holdings, Inc.* .........................       159,882
                                                                 -------------

              FOOD, BEVERAGE & TOBACCO - 2.8%
      2,760   Whole Foods Market, Inc.* .......................       131,183
                                                                 -------------

              HEALTHCARE PRODUCTS - 2.4%
      2,083   Henry Schein, Inc.* .............................       109,024
                                                                 -------------

              TOTAL COMMON STOCKS .............................     4,688,865
                                                                 -------------
              (Cost $3,874,102)

              TOTAL INVESTMENTS - 100.8% ......................     4,688,865
              (Cost $3,874,102)

              NET OTHER ASSETS & LIABILITIES - (0.8%) .........       (35,940)
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  4,652,925
                                                                 =============

------------------------------------------------------------------------------
            * Non-income producing security.
          ADR American Depository Receipt

Page 10              See Notes to Financial Statements.

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - 101.5%

              TELECOMMUNICATIONS SERVICES & EQUIPMENT - 20.8%
     43,153   Cisco Systems, Inc.* ............................  $    720,223
     43,698   Nextel Communications, Inc. - Class A* ..........       790,060
                                                                 -------------
                                                                    1,510,283
                                                                 -------------

              AIRLINES - 10.7%
     18,405   JetBlue Airways Corp.* ..........................       778,348
                                                                 -------------


              PHARMACEUTICALS - 10.3%
     13,237   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR ................................       753,582
                                                                 -------------


              BIOTECHNOLOGY - 10.1%
     11,111   Amgen, Inc.* ....................................       738,215
                                                                 -------------


              TECHNOLOGY HARDWARE & EQUIPMENT - 10.0%
     34,238   Hewlett-Packard Company .........................       729,269
                                                                 -------------


              UTILITIES - 10.0%
     12,145   Exelon Corp. ....................................       726,393
                                                                 -------------

              OIL & GAS - 10.0%
     13,403   Burlington Resources, Inc. ......................       724,700
                                                                 -------------


              BANKS - 9.9%
     29,441   U.S. Bancorp ....................................       721,305
                                                                 -------------


              ENTERTAINMENT - 9.7%
     17,462   Harrah's Entertainment, Inc.* ...................       702,671
                                                                 -------------


              TOTAL COMMON STOCKS .............................     7,384,766
                                                                 -------------
              (Cost $7,307,909)

              TOTAL INVESTMENTS - 101.5% ......................     7,384,766
              (Cost $7,307,909)

              NET OTHER ASSETS & LIABILITIES - (1.5%) .........      (110,112)
                                                                 -------------

              NET ASSETS - 100.0% .............................  $  7,274,654
                                                                 =============

------------------------------------------------------------------------------
            * Non-income producing security.
          ADR American Depository Receipt

                      See Notes to Financial Statements.                 Page 11

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - 100.3%

              AUTO MANUFACTURERS - 26.3%
     52,897   Nissan Motor Company Ltd., Sponsored ADR ........  $  1,002,398
                                                                 -------------


              PHARMACEUTICALS - 24.2%
     16,855   Forest Laboratories, Inc.* ......................       922,811
                                                                 -------------


              CONSUMER DURABLES & APPAREL - 10.0%
      4,443   Chico's FAS, Inc.* ..............................        93,525
      4,472   Coach, Inc.* ....................................       222,437
      2,604   Pacific Sunwear of California, Inc.* ............        62,731
                                                                 -------------
                                                                      378,693
                                                                 -------------

              RETAIL - 7.6%
      7,166   PETsMART, Inc. ..................................       119,457
      3,998   Ross Stores, Inc. ...............................       170,875
                                                                 -------------
                                                                      290,332
                                                                 -------------

              HOME BUILDERS - 5.8%
      1,055   Hovnanian Enterprises, Inc. - Class A* ..........        62,192
        385   NVR, Inc.* ......................................       158,235
                                                                 -------------
                                                                      220,427
                                                                 -------------

              HEALTHCARE PRODUCTS - 4.0%
        957   Biosite, Inc.* ..................................        46,032
      1,810   IDEXX Laboratories, Inc.* .......................        60,707
      2,406   Mentor Corp. ....................................        46,628
                                                                 -------------
                                                                      153,367
                                                                 -------------

              HEALTH CARE EQUIPMENT & SERVICES - 3.8%
      3,225   Covance, Inc.* ..................................        58,373
      3,648   STERIS Corp.* ...................................        84,232
                                                                 -------------
                                                                      142,605
                                                                 -------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
      1,352   Cognizant Technology Solutions Corp.* ...........        32,935
     10,445   Western Digital Corp.* ..........................       107,583
                                                                 -------------
                                                                      140,518
                                                                 -------------

              INDUSTRIAL - 3.5%
      2,950   Ball Corp. ......................................       134,255
                                                                 -------------

              INTERNET - 3.0%
      3,067   GTECH Holdings Corp. ............................       115,473
                                                                 -------------

              COMMERCIAL SERVICES - 2.9%
      2,290   Corinthian Colleges, Inc.* ......................       111,225
                                                                 -------------

              HOUSEHOLD PRODUCTS - 1.9%
      1,638   Chattem, Inc.* ..................................        30,794
      1,066   Toro Company ....................................        42,374
                                                                 -------------
                                                                       73,168
                                                                 -------------

Page 12              See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - (CONTINUED)

              CONSUMER GOODS - 1.6%
      1,457   Thor Industries, Inc. ...........................  $     59,475
                                                                 -------------

              FOOD, BEVERAGE & TOBACCO - 0.8%
        522   Coca-Cola Bottling Company ......................        28,501
                                                                 -------------

              TEXTILES - 0.7%
      1,612   Angelica Corp. ..................................        27,324
                                                                 -------------

              BASIC MATERIALS - 0.5%
      2,021   Steel Technologies, Inc. ........................        20,432
                                                                 -------------

              TOTAL COMMON STOCKS .............................     3,821,004
                                                                 -------------
              (Cost $3,378,073)

              TOTAL INVESTMENTS - 100.3% ......................     3,821,004
              (Cost $3,378,073)

              NET OTHER ASSETS & LIABILITIES - (0.3%) .........       (11,102)
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  3,809,902
                                                                 =============


------------------------------------------------------------------------------
            * Non-income producing security.
          ADR American Depository Receipt

                     See Notes to Financial Statements.                  Page 13

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - 100.9%

              OIL & GAS - 96.4%
      1,859   Anadarko Petroleum Corp. ........................  $     82,670
      1,668   Apache Corp. ....................................       108,520
      2,813   BJ Services Company* ............................       105,094
      3,017   Canadian Natural Resources Ltd. .................       120,408
      1,327   ChevronTexaco Corp. .............................        95,809
      1,907   ConocoPhillips ..................................       104,504
      1,849   Devon Energy Corp. ..............................        98,737
      2,853   EnCana Corp. ....................................       109,470
      1,137   ENI SPA, Sponsored ADR ..........................        86,457
      2,557   Exxon Mobil Corp. ...............................        91,822
      3,473   GlobalSantaFe Corp. .............................        81,060
      4,171   Marathon Oil Corp. ..............................       109,906
      2,430   Nabors Industries Ltd.* .........................        96,106
      2,331   Newfield Exploration Company* ...................        87,529
      2,385   Noble Corp.* ....................................        81,805
      3,372   Patina Oil & Gas Corp. ..........................       108,410
      2,937   Petro-Canada ....................................       117,333
      2,853   Precision Drilling Corp.* .......................       107,729
      2,030   Royal Dutch Petroleum ...........................        94,639
      2,929   Tidewater, Inc. .................................        86,025
      1,186   Total SA, Sponsored ADR .........................        89,899
      2,442   Valero Energy Corp. .............................        88,718
      2,136   Weatherford International Ltd.* .................        89,498
      4,764   XTO Energy, Inc. ................................        95,804
                                                                 -------------
                                                                    2,337,952
                                                                 -------------

              ENERGY EQUIPMENT & SERVICES - 4.5%
      2,325   Schlumberger Ltd. ...............................       110,600
                                                                 -------------

              TOTAL COMMON STOCKS .............................     2,448,552
                                                                 -------------
              (Cost $2,234,318)

              TOTAL INVESTMENTS - 100.9% ......................     2,448,552
              (Cost $2,234,318)

              NET OTHER ASSETS & LIABILITIES - (0.9%) .........       (22,917)
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  2,425,635
                                                                 =============


------------------------------------------------------------------------------
            * Non-income producing security.
          ADR American Depository Receipt

Page 14               See Notes to Financial Statements.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - 100.2%

              DIVERSIFIED FINANCIAL SERVICES - 45.6%
      1,928   Bear Stearns Companies, Inc. ....................  $    139,626
      3,715   Capital One Financial Corp. .....................       182,704
      4,125   Charter One Financial, Inc. .....................       128,617
      3,251   Citigroup, Inc. .................................       139,143
      2,226   Countrywide Financial Corp. .....................       154,863
      1,793   Fannie Mae ......................................       120,920
      1,966   Freddie Mac .....................................        99,814
      1,730   Goldman Sachs Group, Inc. .......................       144,887
      2,134   Lehman Brothers Holdings, Inc. ..................       141,868
      2,617   MBIA, Inc. ......................................       127,579
      6,320   MBNA Corp. ......................................       131,709
      3,102   Merrill Lynch & Company, Inc. ...................       144,801
      2,869   Morgan Stanley ..................................       122,650
                                                                 -------------
                                                                    1,779,181
                                                                 -------------

              INSURANCE - 25.4%
      3,903   AFLAC, Inc. .....................................       120,017
      3,198   Allstate Corp. ..................................       114,009
      2,076   AMBAC Financial Group, Inc. .....................       137,535
      2,055   American International Group, Inc. ..............       113,395
      4,108   John Hancock Financial Services, Inc. ...........       126,239
      4,190   MetLife, Inc. ...................................       118,661
      4,287   Old Republic International Corp. ................       146,915
      3,183   Radian Group, Inc. ..............................       116,657
                                                                 -------------
                                                                      993,428
                                                                 -------------

              BANKS - 22.2%
      1,693   Bank of America Corp. ...........................       133,798
      2,982   Commerce Bancshares, Inc. .......................       116,149
      4,722   SouthTrust Corp. ................................       128,438
      2,067   SunTrust Banks, Inc. ............................       122,656
      2,705   TCF Financial Corp. .............................       107,767
      5,427   U.S. Bancorp ....................................       132,962
      2,471   Wells Fargo & Company ...........................       124,538
                                                                 -------------
                                                                      866,308
                                                                 -------------

              SAVINGS & LOAN - 7.0%
      1,665   Golden West Financial Corp. .....................       133,216
      3,430   Washington Mutual, Inc. .........................       141,659
                                                                 -------------
                                                                      274,875
                                                                 -------------

              TOTAL COMMON STOCKS .............................     3,913,792
                                                                 -------------
              (Cost $3,806,233)

              TOTAL INVESTMENTS - 100.2% ......................     3,913,792
              (Cost $3,806,233)

              NET OTHER ASSETS & LIABILITIES - (0.2%) .........        (7,074)
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  3,906,718
                                                                 =============

------------------------------------------------------------------------------
            * Non-income producing security.

                    See Notes to Financial Statements.                   Page 15

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - 100.2%

              PHARMACEUTICALS - 78.1%
      4,330   Abbott Laboratories .............................  $    189,481
      4,432   AstraZeneca PLC, Sponsored ADR ..................       180,693
      2,937   Aventis SA, Sponsored ADR .......................       160,654
      3,560   Barr Laboratories, Inc.* ........................       233,180
      5,775   Biovail Corp.* ..................................       271,771
      3,250   Forest Laboratories, Inc.* ......................       177,938
      4,349   GlaxoSmithKline PLC, Sponsored ADR ..............       176,308
      2,437   Lilly (Eli) & Company ...........................       168,080
      5,910   MedImmune, Inc.* ................................       214,947
      2,742   Merck & Company, Inc. ...........................       166,028
      4,393   Novartis AG, Sponsored ADR ......................       174,885
      5,519   Novo Nordisk A/S, Sponsored ADR .................       191,344
      5,209   Pfizer, Inc. ....................................       177,887
      5,119   Sanofi-Synthelabo SA, Sponsored ADR .............       149,219
      4,274   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR ................................       243,319
      4,146   Wyeth ...........................................       188,850
                                                                 -------------
                                                                    3,064,584
                                                                 -------------

              BIOTECHNOLOGY - 18.4%
      3,244   Amgen, Inc.* ....................................       215,531
      4,716   Genentech, Inc.* ................................       340,118
      4,820   IDEC Pharmaceuticals Corp.* .....................       163,880
                                                                 -------------
                                                                      719,529
                                                                 -------------
              HOUSEHOLD PRODUCTS - 3.7%
      2,812   Johnson & Johnson ...............................       145,381
                                                                 -------------

              TOTAL COMMON STOCKS .............................     3,929,494
                                                                 -------------
              (Cost $3,660,693)

              TOTAL INVESTMENTS - 100.2% ......................     3,929,494
              (Cost $3,660,693)

              NET OTHER ASSETS & LIABILITIES - (0.2%) .........        (7,060)
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  3,922,434
                                                                 =============

------------------------------------------------------------------------------
            * Non-income producing security.
          ADR American Depository Receipt

Page 16              See Notes to Financial Statements.

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS - 100.9%

              TECHNOLOGY HARDWARE & EQUIPMENT - 36.4%
      1,187   Affiliated Computer Services, Inc.* .............  $     54,281
      4,242   Celestica, Inc.* ................................        66,854
      2,373   Dell Computer Corp.* ............................        75,841
      3,322   Hewlett-Packard Company .........................        70,759
      1,021   Lexmark International, Inc.* ....................        72,256
      6,908   Skyworks Solutions, Inc.* .......................        46,767
      2,630   SunGard Data Systems, Inc.* .....................        68,143
      1,342   Synopsys, Inc.* .................................        83,003
      3,364   Veritas Software Corp.* .........................        96,446
                                                                 -------------
                                                                      634,350
                                                                 -------------
              SOFTWARE & SERVICES - 25.6%
      2,448   Adobe Systems, Inc. .............................        78,507
      1,104   Electronic Arts, Inc.* ..........................        81,685
      1,651   First Data Corp. ................................        68,418
      2,512   Microsoft Corp. .................................        64,332
      5,704   Oracle Corp.* ...................................        68,562
      2,903   SAP AG, Sponsored ADR ...........................        84,826
                                                                 -------------
                                                                      446,330
                                                                 -------------

              SEMICONDUCTORS - 15.2%
      4,104   Applied Materials, Inc.* ........................        65,089
      3,295   Intel Corp. .....................................        68,483
      1,693   Maxim Integrated Products, Inc. .................        57,884
      2,012   Novellus Systems, Inc.* .........................        73,682
                                                                 -------------
                                                                      265,138
                                                                 -------------

              TELECOMMUNICATIONS SERVICES & EQUIPMENT - 11.5%
      4,731   Cisco Systems, Inc.* ............................        78,960
      3,685   Nokia Corp., Sponsored ADR ......................        60,545
      1,699   QUALCOMM, Inc. ..................................        60,739
                                                                 -------------
                                                                      200,244
                                                                 -------------

              INTERNET - 8.1%
      3,907   Check Point Software Technologies Ltd.* .........        76,382
      1,487   Symantec Corp.* .................................        65,220
                                                                 -------------
                                                                      141,602
                                                                 -------------

              INDUSTRIAL - 4.1%
      6,983   Flextronics International Ltd.* .................        72,553
                                                                 -------------

              TOTAL COMMON STOCKS .............................     1,760,217
                                                                 -------------
              (Cost $1,851,468)

              TOTAL INVESTMENTS - 100.9% ......................     1,760,217
              (Cost $1,851,468)

              NET OTHER ASSETS & LIABILITIES - (0.9%) .........       (15,979)
                                                                 -------------
              NET ASSETS - 100.0% .............................  $  1,744,238
                                                                 =============

------------------------------------------------------------------------------
            * Non-income producing security.
          ADR American Depository Receipt

                   See Notes to Financial Statements.                    Page 17

STATEMENTS OF ASSETS AND LIABILITIES
FIRST DEFINED PORTFOLIO FUND, LLC
JUNE 30, 2003 (UNAUDITED)

                                                                       TARGET       THE DOW(SM)       GLOBAL          S&P
                                                                     MANAGED VIP      DART 10       TARGET 15      TARGET 24
                                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                     ------------   ------------   ------------   ------------
ASSETS:
Investments, at market value
   (See portfolios of investments)(a): ............................. $ 16,053,411   $  4,176,026   $  2,515,688   $  4,931,521
                                                                     ------------   ------------   ------------   ------------
Cash ...............................................................      102,814        --              12,070        --
Dividends receivable ...............................................       25,915         18,298          2,297          4,523
Receivable for Membership Interest sold ............................      --             --             --             --
Receivable from Advisor ............................................        4,566          8,343          8,562          8,123
                                                                     ------------   ------------   ------------   ------------
     Total Assets ..................................................   16,186,706      4,202,667      2,538,617      4,944,167
                                                                     ------------   ------------   ------------   ------------

LIABILITIES:
Due to Custodian ...................................................        --             5,269          --             2,728
Payable for Membership Interest redeemed ...........................       91,232          6,210          4,018          7,516
Payable for investment securities purchased ........................        --             --             --             --
Investment advisory fee payable ....................................        9,370          2,018          1,238          2,385
Payable to Administrator ...........................................        1,223          1,223          1,237          1,223
Distribution fees payable ..........................................        --             --             --             --
Trustees fee payable ...............................................        3,110          4,717          2,403          3,381
Accrued audit fees .................................................        4,464          4,464          4,464          4,464
Membership Interest servicing fee payable ..........................       12,352          3,489          2,486          4,201
Printing fees payable ..............................................        1,028          1,028          1,028          1,028
Custodian fee payable ..............................................       37,343         37,343         37,343         37,343
Accrued expenses and other payables ................................        4,731          4,233          2,715          4,036
                                                                     ------------   ------------   ------------   ------------
     Total Liabilities .............................................      164,853         69,994         56,932         68,305
                                                                     ------------   ------------   ------------   ------------

NET ASSETS ......................................................... $ 16,021,853   $  4,132,673   $  2,481,685   $  4,875,862
                                                                     ============   ============   ============   ============
(a) Investments, at cost ........................................... $ 14,704,111   $  4,270,959   $  2,563,445   $  4,721,708
                                                                     ============   ============   ============   ============

NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss)$     85,029   $    159,302   $    216,778   $     (4,147)
Accumulated net realized loss on investments sold and
   foreign currency transactions ...................................   (1,207,052)    (1,076,664)      (199,232)    (1,515,852)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ...................................    1,349,300        (94,933)       (47,757)       209,813
Paid-in capital ....................................................   15,794,576      5,144,968      2,511,896      6,186,048
                                                                     ------------   ------------   ------------   ------------
     Total Net Assets .............................................. $ 16,021,853   $  4,132,673   $  2,481,685   $  4,875,862
                                                                     ============   ============   ============   ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding ................................. $       7.27   $       7.47   $       9.00   $       6.74
                                                                     ============   ============   ============   ============
Number of Membership Interests outstanding .........................    2,205,055        552,897        275,663        723,357
                                                                     ============   ============   ============   ============

                                                                                        FIRST TRUST
                                                                        NASDAQ(R)      10 UNCOMMON     VALUE LINE(R)  FIRST TRUST
                                                                        TARGET 15         VALUES         TARGET 25       ENERGY
                                                                       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                      ------------     ------------    ------------   ------------
ASSETS:
Investments, at market value
   (See portfolios of investments)(a): .............................  $  4,688,865     $  7,384,766    $  3,821,004   $  2,448,552
                                                                      ------------     ------------    ------------   ------------
Cash ...............................................................        15,977          321,440          99,566         20,735
Dividends receivable ...............................................           211            7,156             524          4,639
Receivable for Membership Interest sold ............................         --             --                6,801          --
Receivable from Advisor ............................................         8,143           10,599           9,183          8,578
                                                                      ------------     ------------    ------------   ------------
     Total Assets ..................................................     4,713,196        7,723,961       3,937,078      2,482,504
                                                                      ------------     ------------    ------------   ------------

LIABILITIES:
Due to Custodian ...................................................         --               --             --              --
Payable for Membership Interest redeemed ...........................         1,190            8,568          --              5,834
Payable for investment securities purchased ........................         --             325,661          66,237          --
Investment advisory fee payable ....................................         2,248            3,405           1,786          1,190
Payable to Administrator ...........................................         1,223            1,223           1,223          1,223
Distribution fees payable ..........................................         --               1,382          --              --
Trustees fee payable ...............................................         5,646           44,358           6,039            953
Accrued audit fees .................................................         4,464            4,464           4,464          4,464
Membership Interest servicing fee payable ..........................         3,640           12,147           3,867          2,502
Printing fees payable ..............................................         1,028            1,028           1,028          1,028
Custodian fee payable ..............................................        37,343           37,343          37,343         37,343
Accrued expenses and other payables ................................         3,489            9,728           5,189          2,332
                                                                      ------------     ------------    ------------   ------------
     Total Liabilities .............................................        60,271          449,307         127,176         56,869
                                                                      ------------     ------------    ------------   ------------

NET ASSETS .........................................................  $  4,652,925     $  7,274,654    $  3,809,902   $  2,425,635
                                                                      ============     ============    ============   ============
(a) Investments, at cost ...........................................  $  3,874,102     $  7,307,909    $  3,378,073   $  2,234,318
                                                                      ============     ============    ============   ============

NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss) $   (169,153)    $   (352,841)   $    (48,537)  $     (6,109)
Accumulated net realized loss on investments sold and
   foreign currency transactions ...................................    (3,638,949)     (18,099,042)     (1,490,922)      (317,496)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ...................................       814,763           76,857         442,931        214,234
Paid-in capital ....................................................     7,646,264       25,649,680       4,906,430      2,535,006
                                                                      ------------     ------------    ------------   ------------
     Total Net Assets ..............................................  $  4,652,925     $  7,274,654    $  3,809,902   $  2,425,635
                                                                      ============     ============    ============   ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding .................................  $       8.17     $       4.05    $       2.73   $      11.97
                                                                      ============     ============    ============   ============
Number of Membership Interests outstanding .........................       569,287        1,795,889       1,397,077        202,623
                                                                      ============     ============    ============   ============


                                                                      FIRST TRUST
                                                                      FINANCIAL      FIRST TRUST    FIRST TRUST
                                                                       SERVICES    PHARMACEUTICAL    TECHNOLOGY
                                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                     ------------   ------------    ------------
ASSETS:
Investments, at market value
   (See portfolios of investments)(a): ............................. $  3,913,792   $  3,929,494    $  1,760,217
                                                                     ------------   ------------    ------------
Cash ...............................................................       40,564         45,000          30,034
Dividends receivable ...............................................        3,869          2,129             330
Receivable for Membership Interest sold ............................      --             --              --
Receivable from Advisor ............................................        8,283          8,250           9,093
                                                                     ------------   ------------    ------------
     Total Assets ..................................................    3,966,508      3,984,873       1,799,674
                                                                     ------------   ------------    ------------

LIABILITIES:
Due to Custodian ...................................................      --             --              --
Payable for Membership Interest redeemed ...........................        4,914          4,509           1,236
Payable for investment securities purchased ........................      --             --              --
Investment advisory fee payable ....................................        1,931          1,902             852
Payable to Administrator ...........................................        1,223          1,223           1,223
Distribution fees payable ..........................................      --             --              --
Trustees fee payable ...............................................        1,817          4,037           3,529
Accrued audit fees .................................................        4,464          4,464           4,464
Membership Interest servicing fee payable ..........................        2,950          3,417           1,903
Printing fees payable ..............................................        1,028          1,028           1,028
Custodian fee payable ..............................................       37,343         37,343          37,343
Accrued expenses and other payables ................................        4,120          4,516           3,858
                                                                     ------------   ------------    ------------
     Total Liabilities .............................................       59,790         62,439          55,436
                                                                     ------------   ------------    ------------

NET ASSETS ......................................................... $  3,906,718   $  3,922,434    $  1,744,238
                                                                     ============   ============    ============
(a) Investments, at cost ........................................... $  3,806,233   $  3,660,693    $  1,851,468
                                                                     ============   ============    ============

NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss)$     10,933   $    (38,714)   $    (60,785)
Accumulated net realized loss on investments sold and
   foreign currency transactions ...................................     (386,383)    (1,029,912)     (1,701,838)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ...................................      107,559        268,801         (91,251)
Paid-in capital ....................................................    4,174,609      4,722,259       3,598,112
                                                                     ------------   ------------    ------------
     Total Net Assets .............................................. $  3,906,718   $  3,922,434    $  1,744,238
                                                                     ============   ============    ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding ................................. $      11.18   $      10.19    $       4.04
                                                                     ============   ============    ============
Number of Membership Interests outstanding .........................      349,558        384,990         431,209
                                                                     ============   ============    ============


Page 18, 19                See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)


                                                                          TARGET      THE DOW(SM)       GLOBAL             S&P
                                                                        MANAGED VIP      DART 10       TARGET 15        TARGET 24
                                                                         PORTFOLIO     PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                       ------------   ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ..........................................................   $    156,667   $     77,360    $     76,315    $     43,428
Foreign withholding tax on dividend income .........................        --             --               (3,031)        --
                                                                       ------------   ------------    ------------    ------------
     Total investment income .......................................        156,667         77,360          73,284          43,428
                                                                       ------------   ------------    ------------    ------------
EXPENSES:
Investment advisory fee ............................................         40,595         11,549           6,600          13,752
Administration fee .................................................          7,263          7,263           7,277           7,263
Fund Accounting fee ................................................         12,446         12,446          12,454          12,446
Distribution fee ...................................................         10,010          3,155           1,735           3,762
Trustees' fees and expenses ........................................          4,524          1,874           1,307           2,141
Legal fees .........................................................          2,876          2,876           2,876           2,876
Audit fees .........................................................          4,464          4,464           4,464           4,464
Custodian fees .....................................................          7,460          7,459           7,431           7,459
Membership Interest servicing fee ..................................         25,480         10,494           9,086          12,964
Printing fees ......................................................          1,091          1,091           1,091           1,091
Other ..............................................................          4,856          2,824           1,608           1,959
Fees waived and expenses reimbursed by investment advisor ..........        (25,720)       (37,234)        (39,793)        (36,526)
                                                                       ------------   ------------    ------------    ------------
     Net expenses ..................................................         95,345         28,261          16,136          33,651
                                                                       ------------   ------------    ------------    ------------
NET INVESTMENT INCOME/(LOSS) .......................................         61,322         49,099          57,148           9,777
                                                                       ------------   ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:

Realized gain/(loss) from:
  Securities .......................................................       (832,503)      (666,230)       (283,620)       (796,544)
   Foreign currency transactions ...................................        --             --                  559         --
Change in unrealized appreciation/(depreciation) of:
   Securities ......................................................      2,362,064        856,111         431,964       1,203,077
   Foreign currency translation of other assets and liabilities in
     foreign currencies ............................................        --             --                 (182)        --
                                                                       ------------   ------------    ------------    ------------
Net realized and unrealized gain on investments ....................      1,529,561        189,881         148,721         406,533
                                                                       ------------   ------------    ------------    ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................................   $  1,590,883   $    238,980    $    205,869    $    416,310
                                                                       ============   ============    ============    ============


                                                                                       FIRST TRUST
                                                                         NASDAQ(R)     10 UNCOMMON    VALUE LINE(R)  FIRST TRUST
                                                                        TARGET 15        VALUES        TARGET 25       ENERGY
                                                                        PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                       ------------   ------------   ------------   -------------
INVESTMENT INCOME:
Dividends ..........................................................   $      1,851   $     30,918    $      9,456   $     18,883
Foreign withholding tax on dividend income .........................        --             --              --             --
                                                                       ------------   ------------    ------------   ------------
     Total investment income .......................................          1,851         30,918           9,456         18,883
                                                                       ------------   ------------    ------------   ------------
EXPENSES:
Investment advisory fee ............................................         12,732         19,530           9,596          7,021
Administration fee .................................................          7,263          7,263           7,263          7,263
Fund Accounting fee ................................................         12,446         12,446          12,446         12,446
Distribution fee ...................................................          3,417          8,133           2,545          1,940
Trustees' fees and expenses ........................................          1,883          1,761           1,506          1,322
Legal fees .........................................................          2,876          2,876           2,876          2,876
Audit fees .........................................................          4,464          4,464           4,464          4,464
Custodian fees .....................................................          7,459          7,459           7,459          7,459
Membership Interest servicing fee ..................................         12,534         16,545           9,550          9,304
Printing fees ......................................................          1,091          1,091           1,091          1,091
Other ..............................................................          1,499         (1,557)          2,575          1,283
Fees waived and expenses reimbursed by investment advisor ..........        (36,506)       (35,477)        (37,911)       (39,282)
                                                                       ------------   ------------    ------------   ------------
     Net expenses ..................................................         31,158         44,534          23,460         17,187
                                                                       ------------   ------------    ------------   ------------
NET INVESTMENT INCOME/(LOSS) .......................................        (29,307)       (13,616)        (14,004)         1,696
                                                                       ------------   ------------    ------------   ------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Realized gain/(loss) from:
  Securities .......................................................     (1,204,096)      (870,237)       (317,666)         2,315
   Foreign currency transactions ...................................        --             --              --             --
Change in unrealized appreciation/(depreciation) of:
   Securities ......................................................      2,003,560      2,011,679         820,995        236,388
   Foreign currency translation of other assets and liabilities in
     foreign currencies ............................................        --             --              --             --
                                                                       ------------   ------------    ------------   ------------
Net realized and unrealized gain on investments ....................        799,464      1,141,442         503,329        238,703
                                                                       ------------   ------------    ------------   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................................   $    770,157   $  1,127,826    $    489,325   $    240,399
                                                                       ============   ============    ============   ============



                                                                       FIRST TRUST
                                                                        FINANCIAL     FIRST TRUST     FIRST TRUST
                                                                        SERVICES     PHARMACEUTICAL    TECHNOLOGY
                                                                        PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                       ------------   ------------    ------------
INVESTMENT INCOME:
Dividends ..........................................................   $     31,652   $     23,041    $      2,641
Foreign withholding tax on dividend income .........................        --             --              --
                                                                       ------------   ------------    ------------
     Total investment income .......................................         31,652         23,041           2,641
                                                                       ------------   ------------    ------------
EXPENSES:
Investment advisory fee ............................................         10,869         10,338           4,643
Administration fee .................................................          7,263          7,263           7,263
Fund Accounting fee ................................................         12,446         12,446          12,446
Distribution fee ...................................................          2,953          2,763           1,243
Trustees' fees and expenses ........................................          1,776          1,671           1,015
Legal fees .........................................................          2,876          2,876           2,876
Audit fees .........................................................          4,464          4,464           4,464
Custodian fees .....................................................          7,459          7,459           7,459
Membership Interest servicing fee ..................................         11,526         10,589           7,910
Printing fees ......................................................          1,091          1,091           1,091
Other ..............................................................          1,647          2,159           1,099
Fees waived and expenses reimbursed by investment advisor ..........        (37,797)       (37,829)        (40,150)
                                                                       ------------   ------------    ------------
     Net expenses ..................................................         26,573         25,290          11,359
                                                                       ------------   ------------    ------------
NET INVESTMENT INCOME/(LOSS) .......................................          5,079         (2,249)         (8,718)
                                                                       ------------   ------------    ------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Realized gain/(loss) from:
  Securities .......................................................       (262,416)      (461,628)        (24,389)
   Foreign currency transactions ...................................        --             --              --
Change in unrealized appreciation/(depreciation) of:
   Securities ......................................................        650,207      1,029,400         312,170
   Foreign currency translation of other assets and liabilities in
     foreign currencies ............................................        --             --              --
                                                                       ------------   ------------    ------------
Net realized and unrealized gain on investments ....................        387,791        567,772         287,781
                                                                       ------------   ------------    ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................................   $    392,870   $    565,523    $    279,063
                                                                       ============   ============    ============

Page 20, 21            See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)


                                                                         TARGET        THE DOW(SM)       GLOBAL           S&P
                                                                        MANAGED VIP      DART 10       TARGET 15       TARGET 24
                                                                        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                       ------------   ------------    ------------    ------------
Net investment income/(loss) .......................................   $     61,322   $     49,099    $     57,148    $      9,777
Net realized gain/(loss) on investments and foreign currency
   transactions ....................................................       (832,503)      (666,230)       (283,061)       (796,544)
Net change in unrealized appreciation of securities
   and foreign currency transactions during the period .............      2,362,064        856,111         431,782       1,203,077
                                                                       ------------   ------------    ------------    ------------
Net increase in net assets resulting from operations ...............      1,590,883        238,980         205,869         416,310
Net increase/(decrease) in net assets from Membership
   Interest transactions ...........................................      2,374,764       (324,850)        (65,576)       (307,866)
                                                                       ------------   ------------    ------------    ------------
Net increase/(decrease) in net assets ..............................      3,965,647        (85,870)        140,293         108,444

NET ASSETS:
Beginning of period ................................................     12,056,206      4,218,543       2,341,392       4,767,418
                                                                       ------------   ------------    ------------    ------------
End of period ......................................................   $ 16,021,853   $  4,132,673    $  2,481,685    $  4,875,862
                                                                       ============   ============    ============    ============
Undistributed net investment income/(accumulated net
   investment loss) at end of period ...............................   $     85,029   $    159,302    $    216,778    $     (4,147)
                                                                       ============   ============    ============    ============


                                                                                        FIRST TRUST
                                                                         NASDAQ(R)      10 UNCOMMON     VALUE LINE(R)  FIRST TRUST
                                                                        TARGET 15         VALUES         TARGET 25       ENERGY
                                                                        PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                       ------------     ------------    ------------   ------------
Net investment income/(loss) .......................................   $    (29,307)    $    (13,616)   $    (14,004)  $      1,696
Net realized gain/(loss) on investments and foreign currency
   transactions ....................................................     (1,204,096)        (870,237)       (317,666)         2,315
Net change in unrealized appreciation of securities
   and foreign currency transactions during the period .............      2,003,560        2,011,679         820,995        236,388
                                                                       ------------     ------------    ------------   ------------
Net increase in net assets resulting from operations ...............        770,157        1,127,826         489,325        240,399
Net increase/(decrease) in net assets from Membership
   Interest transactions ...........................................       (222,318)        (604,852)        344,421       (201,456)
                                                                       ------------     ------------    ------------   ------------
Net increase/(decrease) in net assets ..............................        547,839          522,974         833,746         38,943

NET ASSETS:
Beginning of period ................................................      4,105,086        6,751,680       2,976,156      2,386,692
                                                                       ------------     ------------    ------------   ------------
End of period ......................................................   $  4,652,925     $  7,274,654    $  3,809,902   $  2,425,635
                                                                       ============     ============    ============   ============
Undistributed net investment income/(accumulated net
   investment loss) at end of period ...............................   $   (169,153)    $  (352,841)    $    (48,537)   $    (6,109)
                                                                       ============     ============    ============   ============


                                                                       FIRST TRUST
                                                                        FINANCIAL      FIRST TRUST    FIRST TRUST
                                                                        SERVICES     PHARMACEUTICAL    TECHNOLOGY
                                                                        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                       ------------   ------------    ------------
Net investment income/(loss) .......................................   $      5,079   $     (2,249)   $     (8,718)
Net realized gain/(loss) on investments and foreign currency
   transactions ....................................................       (262,416)      (461,628)        (24,389)
Net change in unrealized appreciation of securities
   and foreign currency transactions during the period .............        650,207      1,029,400         312,170
                                                                       ------------   ------------    ------------
Net increase in net assets resulting from operations ...............        392,870        565,523         279,063
Net increase/(decrease) in net assets from Membership
   Interest transactions ...........................................       (181,987)       (99,127)        (11,762)
                                                                       ------------   ------------    ------------
Net increase/(decrease) in net assets ..............................        210,883        466,396         267,301

NET ASSETS:
Beginning of period ................................................      3,695,835      3,456,038       1,476,937
                                                                       ------------   ------------    ------------
End of period ......................................................   $  3,906,718   $  3,922,434    $  1,744,238
                                                                       ============   ============    ============
Undistributed net investment income/(accumulated net
   investment loss) at end of period ...............................   $     10,933   $    (38,714)   $    (60,785)
                                                                       ============   ============    ============




STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                         TARGET        THE DOW(SM)       GLOBAL           S&P
                                                                        MANAGED VIP      DART 10       TARGET 15       TARGET 24
                                                                        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                       ------------   ------------    ------------    ------------
Net investment income/(loss) .......................................   $      3,954   $     71,093    $     73,266    $     (5,369)
Net realized loss on investments and foreign currency
   transactions ....................................................       (395,174)      (493,357)        (36,037)       (186,949)
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the year ...............       (973,021)      (653,771)       (470,911)       (754,323)
                                                                       ------------   ------------    ------------    ------------
Net decrease in net assets resulting from operations ...............     (1,364,241)    (1,076,035)       (433,682)       (946,641)
Net increase/(decrease) in net assets from Membership
   Interest transactions ...........................................     11,294,401      1,230,239         484,492       2,252,584
                                                                       ------------   ------------    ------------    ------------
Net increase/(decrease) in net assets ..............................      9,930,160        154,204          50,810       1,305,943

NET ASSETS:
Beginning of year ..................................................      2,126,046      4,064,339       2,290,582       3,461,475
                                                                       ------------   ------------    ------------    ------------
End of year ........................................................   $ 12,056,206   $  4,218,543    $  2,341,392    $  4,767,418
                                                                       ============   ============    ============    ============
Undistributed net investment income/(accumulated net
   investment loss) at end of year .................................   $     23,707   $    110,203    $    159,630    $    (13,924)
                                                                       ============   ============    ============    ============


                                                                                        FIRST TRUST
                                                                         NASDAQ(R)      10 UNCOMMON     VALUE LINE(R)  FIRST TRUST
                                                                        TARGET 15         VALUES         TARGET 25       ENERGY
                                                                        PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                       ------------     ------------    ------------   ------------
Net investment income/(loss) .......................................   $    (62,001)    $    (76,886)   $    (19,089)  $     (4,065)
Net realized loss on investments and foreign currency
   transactions ....................................................     (1,246,818)      (3,423,955)       (236,139)      (229,047)
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the year ...............       (323,053)      (1,060,945)       (345,912)        33,158
                                                                       ------------     ------------    ------------   ------------
Net decrease in net assets resulting from operations ...............     (1,631,872)      (4,561,786)       (601,140)      (199,954)
Net increase/(decrease) in net assets from Membership
   Interest transactions ...........................................        943,998       (1,956,925)      3,077,867        517,628
                                                                       ------------     ------------    ------------   ------------
Net increase/(decrease) in net assets ..............................       (687,874)      (6,518,711)      2,476,727        317,674

NET ASSETS:
Beginning of year ..................................................      4,792,960       13,270,391         499,429      2,069,018
                                                                       ------------     ------------    ------------   ------------
End of year ........................................................   $  4,105,086     $  6,751,680    $  2,976,156   $  2,386,692
                                                                       ============     ============    ============   ============
Undistributed net investment income/(accumulated net
   investment loss) at end of year .................................   $   (139,846)    $   (339,225)   $    (34,533)  $     (7,805)
                                                                       ============     ============    ============   ============


                                                                      FIRST TRUST
                                                                       FINANCIAL      FIRST TRUST    FIRST TRUST
                                                                       SERVICES     PHARMACEUTICAL    TECHNOLOGY
                                                                       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                      ------------   ------------    ------------
Net investment income/(loss) .......................................  $      7,275   $    (18,077)   $    (23,606)
Net realized loss on investments and foreign currency
   transactions ....................................................      (111,600)      (641,479)       (501,496)
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the year ...............      (629,377)      (703,251)       (506,433)
                                                                      ------------   ------------    ------------
Net decrease in net assets resulting from operations ...............      (733,702)    (1,362,807)     (1,031,535)
Net increase/(decrease) in net assets from Membership
   Interest transactions ...........................................     1,307,576      1,042,020         769,896
                                                                      ------------   ------------    ------------
Net increase/(decrease) in net assets ..............................       573,874       (320,787)       (261,639)

NET ASSETS:
Beginning of year ..................................................     3,121,961      3,776,825       1,738,576
                                                                      ------------   ------------    ------------
End of year ........................................................  $  3,695,835   $  3,456,038    $  1,476,937
                                                                      ============   ============    ============
Undistributed net investment income/(accumulated net
   investment loss) at end of year .................................  $      5,854   $    (36,465)   $    (52,067)
                                                                      ============   ============    ============



Page 22, 23          See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)


                                                                         TARGET        THE DOW(SM)      GLOBAL             S&P
                                                                       MANAGED VIP       DART 10       TARGET 15        TARGET 24
                                                                        PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                                       ------------   ------------    ------------    ------------
AMOUNT:
Sold ...............................................................   $  4,846,699   $    365,095    $    221,645    $    453,818
Redeemed ...........................................................     (2,471,935)      (689,945)       (287,221)       (761,684)
                                                                       ------------   ------------    ------------    ------------
Net increase/(decrease) ............................................   $  2,374,764   $   (324,850)   $    (65,576)   $   (307,866)
                                                                       ============   ============    ============    ============
MEMBERSHIP INTERESTS:
Sold ...............................................................        728,890         53,157          28,297          70,446
Redeemed ...........................................................       (388,540)      (104,527)        (36,819)       (123,535)
                                                                       ------------   ------------    ------------    ------------
Net increase/(decrease) ............................................        340,350        (51,370)         (8,522)        (53,089)
                                                                       ============   ============    ============    ============

                                                                                      FIRST TRUST
                                                                         NASDAQ(R)    10 UNCOMMON     VALUE LINE(R)   FIRST TRUST
                                                                         TARGET 15       VALUES         TARGET 25       ENERGY
                                                                         PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                       ------------   ------------    ------------   ------------
AMOUNT:
Sold ...............................................................   $    184,040   $    582,785    $    568,037   $    283,760
Redeemed ...........................................................       (406,358)    (1,187,637)       (223,616)      (485,216)
                                                                       ------------   ------------    ------------   ------------
Net increase/(decrease) ............................................   $   (222,318)  $   (604,852)   $    344,421   $   (201,456)
                                                                       ============   ============    ============   ============
MEMBERSHIP INTERESTS:
Sold ...............................................................         24,845        158,217         228,545         25,591
Redeemed ...........................................................        (56,924)      (344,624)        (89,830)       (44,366)
                                                                       ------------   ------------    ------------   ------------
Net increase/(decrease) ............................................        (32,079)      (186,407)        138,715        (18,775)
                                                                       ============   ============    ============   ============


                                                                         FIRST TRUST
                                                                         FINANCIAL     FIRST TRUST     FIRST TRUST
                                                                          SERVICES    PHARMACEUTICAL    TECHNOLOGY
                                                                         PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                        ------------   ------------    ------------
AMOUNT:
Sold ...............................................................    $    307,187   $    374,090    $     91,785
Redeemed ...........................................................        (489,174)      (473,217)       (103,547)
                                                                        ------------   ------------    ------------
Net increase/(decrease) ............................................    $   (181,987)  $    (99,127)   $    (11,762)
                                                                        ============   ============    ============
MEMBERSHIP INTERESTS:
Sold ...............................................................          28,863         40,013          25,416
Redeemed ...........................................................         (49,063)       (54,639)        (30,313)
                                                                        ------------   ------------    ------------
Net increase/(decrease) ............................................         (20,200)       (14,626)         (4,897)
                                                                        ============   ============    ============



STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                         TARGET        THE DOW(SM)      GLOBAL             S&P
                                                                       MANAGED VIP       DART 10       TARGET 15        TARGET 24
                                                                        PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                                       ------------   ------------    ------------    ------------
AMOUNT:
Sold ...............................................................   $ 12,855,619   $  3,235,054    $  1,592,177    $  4,173,128
Redeemed ...........................................................     (1,561,218)    (2,004,815)     (1,107,685)     (1,920,544)
                                                                       ------------   ------------    ------------    ------------
Net increase/(decrease) ............................................   $ 11,294,401   $  1,230,239    $    484,492    $  2,252,584
                                                                       ============   ============    ============    ============
MEMBERSHIP INTERESTS:
Sold ...............................................................      1,853,224        392,472         168,300         590,853
Redeemed ...........................................................       (248,098)      (264,153)       (121,163)       (295,740)
                                                                       ------------   ------------    ------------    ------------
Net increase/(decrease) ............................................      1,605,126        128,319          47,137         295,113
                                                                       ============   ============    ============    ============


                                                                                      FIRST TRUST
                                                                         NASDAQ(R)    10 UNCOMMON     VALUE LINE(R)   FIRST TRUST
                                                                         TARGET 15       VALUES         TARGET 25       ENERGY
                                                                         PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                       ------------   ------------    ------------   ------------
AMOUNT:
Sold ...............................................................   $  2,621,776   $  2,371,843    $  3,563,808   $  1,780,037
Redeemed ...........................................................     (1,677,778)    (4,328,768)       (485,941)    (1,262,409)
                                                                       ------------   ------------    ------------   ------------
Net increase/(decrease) ............................................   $    943,998   $ (1,956,925)   $  3,077,867   $    517,628
                                                                       ============   ============    ============   ============
MEMBERSHIP INTERESTS:
Sold ...............................................................        305,610        556,259       1,306,088        157,085
Redeemed ...........................................................       (222,515)    (1,033,295)       (168,102)      (118,924)
                                                                       ------------   ------------    ------------   ------------
Net increase/(decrease) ............................................         83,095       (477,036)      1,137,986         38,161
                                                                       ============   ============    ============   ============

                                                                        FIRST TRUST
                                                                        FINANCIAL     FIRST TRUST     FIRST TRUST
                                                                         SERVICES    PHARMACEUTICAL    TECHNOLOGY
                                                                        PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                       ------------   ------------    ------------
AMOUNT:
Sold ...............................................................   $  2,640,274   $  2,791,401    $  1,634,092
Redeemed ...........................................................     (1,332,698)    (1,749,381)       (864,196)
                                                                       ------------   ------------    ------------
Net increase/(decrease) ............................................   $  1,307,576   $  1,042,020    $    769,896
                                                                       ============   ============    ============
MEMBERSHIP INTERESTS:
Sold ...............................................................        226,267        271,323         341,050
Redeemed ...........................................................       (123,839)      (184,772)       (205,423)
                                                                       ------------   ------------    ------------
Net increase/(decrease) ............................................        102,428         86,551         135,627
                                                                       ============   ============    ============

Page 24, 25             See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

TARGET MANAGED VIP PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR           YEAR          PERIOD
                                                06/30/03          ENDED          ENDED          ENDED          ENDED
                                               (UNAUDITED)      12/31/02        12/31/01       12/31/00      12/31/99*
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ........ $     6.47      $     8.19     $     8.62     $     8.04     $    10.00
                                               -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss) ................       0.03++         (0.00)++#       0.18++         0.06           0.05
 Net realized and unrealized gain/(loss) on
   investments ...............................       0.77           (1.72)         (0.61)          0.52          (2.01)
                                               -----------     -----------    -----------    -----------    -----------
 Total from investment operations ............       0.80           (1.72)         (0.43)          0.58          (1.96)
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .............. $     7.27      $     6.47     $     8.19     $     8.62     $     8.04
                                               ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...............................      12.36%         (21.00)%        (4.99)%         7.21%        (19.60)%
                                               ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $   16,022      $   12,056     $    2,126     $      262     $       80
 Ratio of operating expenses to average
   net assets ................................       1.47%**         1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment income to average
   net assets ................................       0.94%**         0.06%          2.20%          2.45%          2.28%**
 Portfolio turnover rate .....................      84.80%          78.53%         47.95%         54.04%          --
 Ratio of operating expenses to average
   net assets without fee waivers and
      expenses reimbursed ....................       1.84%**         2.73%         12.69%         74.48%        215.88%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average shares method.
#    Amount represents less than $0.01 per share.

Page 26               See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

THE DOW(SM) DART 10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR           YEAR          PERIOD
                                                06/30/03          ENDED          ENDED          ENDED          ENDED
                                               (UNAUDITED)      12/31/02        12/31/01       12/31/00      12/31/99*
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ........ $     6.98      $     8.54     $    10.02     $     9.22     $    10.00
                                               -----------     -----------    -----------    -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................       0.09++          0.12++         0.14++         0.05           0.02
 Net realized and unrealized gain/(loss) on
   investments ...............................       0.40           (1.68)         (1.62)          0.75          (0.80)
                                               -----------     -----------    -----------    -----------    -----------
 Total from investment operations ............       0.49           (1.56)         (1.48)          0.80          (0.78)
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .............. $     7.47      $     6.98     $     8.54     $    10.02     $     9.22
                                               ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...............................       7.02%         (18.27)%       (14.77)%         8.68%         (7.80)%
                                               ===========     ===========    ===========    ===========    ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    4,133      $    4,219     $    4,064     $    1,110     $      101
 Ratio of operating expenses to average
   net assets ................................       1.47%**         1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment income to average
   net assets ................................       2.55%**         1.52%          1.53%          1.19%          1.01%**
 Portfolio turnover rate .....................      77.72%          76.19%         38.16%         33.59%         --
 Ratio of operating expenses to average
   net assets without fee waivers and
      expenses reimbursed ....................       3.32%**         3.13%          5.59%         14.84%        182.94%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average shares method.

                          See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GLOBAL TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR           YEAR          PERIOD
                                                06/30/03          ENDED          ENDED          ENDED          ENDED
                                               (UNAUDITED)      12/31/02        12/31/01       12/31/00      12/31/99*
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ........ $     8.24      $     9.66     $     9.90     $     9.71     $    10.00
                                               -----------     -----------    -----------    -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................       0.21++          0.25++         0.26++         0.15           0.06
 Net realized and unrealized gain/(loss) on
   investments ...............................       0.55           (1.67)         (0.50)          0.04          (0.35)
                                               -----------     -----------    -----------    -----------    -----------
 Total from investment operations ............       0.76           (1.42)         (0.24)          0.19          (0.29)
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .............. $     9.00      $     8.24     $     9.66     $     9.90     $     9.71
                                               ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...............................       9.22%         (14.70)%        (2.42)%         1.96%         (2.90)%
                                               ===========     ===========    ===========    ===========    ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    2,482      $    2,341     $    2,291     $    1,853     $      252
 Ratio of operating expenses to average
   net assets ................................       1.47%**         1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment income to average
   net assets ................................       5.19%**         2.73%          2.77%          5.93%          2.77%**
 Portfolio turnover rate .....................      71.79%          56.92%        105.85%         20.39%         --
 Ratio of operating expenses to average
   net assets without fee waivers and
      expenses reimbursed ....................       5.08%**         4.50%          6.73%         14.89%         51.39%**

--------------------------------------------------
 *   The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average shares method.

Page 28                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

S&P TARGET 24 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR           YEAR          PERIOD
                                                06/30/03          ENDED          ENDED          ENDED          ENDED
                                               (UNAUDITED)      12/31/02        12/31/01       12/31/00      12/31/99*
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ........ $     6.14      $     7.19     $     9.54     $    11.83     $    10.00
                                               -----------     -----------    -----------    -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment gain/(loss) ..................       0.01++         (0.01)         (0.01)++       (0.03)         (0.02)
 Net realized and unrealized gain/(loss) on
   investments ...............................       0.59           (1.04)         (2.34)         (2.26)          1.85
                                               -----------     -----------    -----------    -----------    -----------
 Total from investment operations ............       0.60           (1.05)         (2.35)         (2.29)          1.83
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .............. $     6.74      $     6.14     $     7.19     $     9.54     $    11.83
                                               ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...............................       9.77%         (14.60)%       (24.63)%       (19.36)%        18.30%
                                               ===========     ===========    ===========    ===========    ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    4,876      $    4,767     $    3,461     $    1,501     $      273
 Ratio of operating expenses to average
   net assets ................................       1.47%**         1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment income/(loss) to
   average net assets ........................       0.43%**        (0.10)%        (0.07)%        (0.71)%        (1.04)%**
 Portfolio turnover rate .....................      85.67%         199.84%         95.30%         64.22%         --
 Ratio of operating expenses to average
   net assets without fee waivers and
      expenses reimbursed ....................       3.05%**         2.96%          5.67%         10.85%         96.12%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average shares method.

                        See Notes to Financial Statements.               Page 29

FINANCIAL HIGHLIGHTS

NASDAQ(R) TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR           YEAR          PERIOD
                                                06/30/03          ENDED          ENDED          ENDED          ENDED
                                               (UNAUDITED)      12/31/02        12/31/01       12/31/00      12/31/99*
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ........ $     6.83      $     9.25     $    12.88     $    14.60     $    10.00
                                               -----------     -----------    -----------    -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .........................      (0.05)++        (0.08)         (0.13)++       (0.16)         (0.05)++
 Net realized and unrealized gain/(loss) on
   investments ...............................       1.39           (2.34)         (3.50)         (1.56)          4.65
                                               -----------     -----------    -----------    -----------    -----------
 Total from investment operations ............       1.34           (2.42)         (3.63)         (1.72)          4.60
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .............. $     8.17      $     6.83     $     9.25     $    12.88     $    14.60
                                               ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...............................      19.62%         (26.16)%       (28.18)%       (11.78)%        46.00%
                                               ===========     ===========    ===========    ===========    ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    4,653      $    4,105     $    4,793     $    2,688     $      410
 Ratio of operating expenses to average
   net assets ................................       1.47%**         1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment loss to average
   net assets ................................      (1.38)%**       (1.25)%        (1.31)%        (1.46)%        (1.44)%**
 Portfolio turnover rate .....................      87.44%          97.68%         63.71%         72.40%         --
 Ratio of operating expenses to average
   net assets without fee waivers and
      expenses reimbursed ....................       3.18%**         3.03%          4.32%          5.47%         90.16%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average shares method.

Page 30               See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR           YEAR          PERIOD
                                                06/30/03          ENDED          ENDED          ENDED          ENDED
                                               (UNAUDITED)      12/31/02        12/31/01       12/31/00      12/31/99*
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ........ $     3.41      $     5.40     $     8.39     $    11.40     $    10.00
                                               -----------     -----------    -----------    -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .........................      (0.01)++        (0.03)++       (0.07)         (0.02)         (0.02)
 Net realized and unrealized gain/(loss) on
   investments ...............................       0.65           (1.96)         (2.92)         (2.99)          1.42
                                               -----------     -----------    -----------    -----------    -----------
 Total from investment operations ............       0.64           (1.99)         (2.99)         (3.01)          1.40
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .............. $     4.05      $     3.41     $     5.40     $     8.39     $    11.40
                                               ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...............................      18.77%         (36.85)%       (35.64)%       (26.40)%        14.00%
                                               ===========     ===========    ===========    ===========    ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    7,275      $    6,752     $   13,270     $   22,123     $      125
 Ratio of operating expenses to average
 net assets ..................................       1.37%**         1.37%          1.37%          1.37%          1.47%**
 Ratio of net investment loss to average
 net assets ..................................      (0.42)%**      (0.78)%         (1.00)%        (1.15)%        (0.65)%**
 Portfolio turnover rate .....................     110.64%         105.51%        149.77%         98.80%         --
 Ratio of operating expenses to average
   net assets without fee waivers and
      expenses reimbursed ....................       2.57%**         2.29%          2.28%          2.47%        144.82%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average shares method.

                        See Notes to Financial Statements.               Page 31

FINANCIAL HIGHLIGHTS

VALUE LINE(R) TARGET 25 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR           YEAR          PERIOD
                                                06/30/03          ENDED          ENDED          ENDED          ENDED
                                               (UNAUDITED)      12/31/02        12/31/01       12/31/00      12/31/99*
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ........ $     2.37      $     4.15     $     9.32     $    16.33     $    10.00
                                               -----------     -----------    -----------    -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .........................      (0.01)++        (0.03)++       (0.06)         (0.03)         (0.04)
 Net realized and unrealized gain/(loss) on
   investments ...............................       0.37           (1.75)         (5.11)         (6.98)          6.37
                                               -----------     -----------    -----------    -----------    -----------
 Total from investment operations ............       0.36           (1.78)         (5.17)         (7.01)          6.33
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .............. $     2.73      $     2.37     $     4.15     $     9.32     $    16.33
                                               ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...............................      15.19%         (42.89)%       (55.47)%       (42.93)%        63.30%
                                               ===========     ===========    ===========    ===========    ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    3,810      $    2,976     $      499     $    1,131     $      187
 Ratio of operating expenses to average
   net assets ................................       1.47%**         1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment loss to average
   net assets ................................      (0.88)%**       (1.22)%        (1.42)%        (1.40)%        (1.37)%**
 Portfolio turnover rate .....................      85.56%          48.99%        209.84%         71.51%         --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .......................       3.76%**         6.72%         19.43%         16.73%        136.02%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average shares method.

Page 32                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST ENERGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR           YEAR          PERIOD
                                                06/30/03          ENDED          ENDED          ENDED          ENDED
                                               (UNAUDITED)      12/31/02        12/31/01       12/31/00      12/31/99*
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ........ $    10.78      $    11.29     $    15.87     $    11.23     $    10.00
                                               -----------     -----------    -----------    -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment gain/(loss) ..................       0.01++         (0.02)++       (0.04)++       (0.02)         (0.01)
 Net realized and unrealized gain/(loss) on
   investments ...............................       1.18           (0.49)         (4.54)          4.66           1.24
                                               -----------     -----------    -----------    -----------    -----------
 Total from investment operations ............       1.19           (0.51)         (4.58)          4.64           1.23
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .............. $    11.97      $    10.78     $    11.29     $    15.87     $    11.23
                                               ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...............................      11.04%          (4.52)%       (28.86)%        41.32%         12.30%
                                               ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    2,426      $    2,387     $    2,069     $      498     $      114
 Ratio of operating expenses to average
   net assets ................................       1.47%**         1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment income/(loss) to
   average net assets ........................       0.14%**        (0.16)%        (0.29)%        (0.50)%        (0.50)%**
 Portfolio turnover rate .....................      16.85%          55.39%        113.79%         28.14%         --
 Ratio of operating expenses to average
   net assets without fee waivers and
      expenses reimbursed ....................       4.82%**         4.66%         10.87%         44.00%        111.63%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average shares method.

                 See Notes to Financial Statements.                      Page 33

FINANCIAL HIGHLIGHTS

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR           YEAR          PERIOD
                                                06/30/03          ENDED          ENDED          ENDED          ENDED
                                               (UNAUDITED)      12/31/02        12/31/01       12/31/00      12/31/99*
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ........ $    10.00      $    11.68     $    13.09     $    10.49     $    10.00
                                               -----------     -----------    -----------    -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment gain/(loss) ..................       0.01++          0.02          (0.00)++#      (0.01)         (0.00)#
 Net realized and unrealized gain/(loss) on
   investments ...............................       1.17           (1.70)         (1.41)          2.61           0.49
                                               -----------     -----------    -----------    -----------    -----------
 Total from investment operations ............       1.18           (1.68)         (1.41)          2.60           0.49
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .............. $    11.18      $    10.00     $    11.68     $    13.09     $    10.49
                                               ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...............................      11.80%         (14.38)%       (10.77)%        24.79%          4.90%
                                               ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    3,907      $    3,696     $    3,122     $    1,031     $      130
 Ratio of operating expenses to average
 net assets ..................................       1.47%**         1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment income/(loss) to
   average net assets ........................       0.28%**         0.18%         (0.01)%        (0.17)%        (0.19)%**
 Portfolio turnover rate .....................      33.88%          29.62%        127.11%        154.13%         --
 Ratio of operating expenses to average
   net assets without fee waivers and
      expenses reimbursed ....................       3.55%**         3.37%          6.72%         13.62%        115.60%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average shares method.
#    Amount represents less than $0.01 per share.

Page 34                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST PHARMACEUTICAL PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR           YEAR          PERIOD
                                                06/30/03          ENDED          ENDED          ENDED          ENDED
                                               (UNAUDITED)      12/31/02        12/31/01       12/31/00      12/31/99*
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ........ $     8.65      $    12.06     $    13.54     $    10.37     $    10.00
                                               -----------     -----------    -----------    -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .........................      (0.01)++        (0.03)         (0.09)++       (0.03)         (0.02)
 Net realized and unrealized gain/(loss) on
   investments ...............................       1.55           (3.38)         (1.39)          3.20           0.39
                                               -----------     -----------    -----------    -----------    -----------
 Total from investment operations ............       1.54           (3.41)         (1.48)          3.17           0.37
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .............. $    10.19      $     8.65     $    12.06 $        13.54     $    10.37
                                               ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...............................      17.80%         (28.28)%       (10.93)%        30.57%          3.70%
                                               ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    3,922      $    3,456     $    3,777     $    1,267     $      135
 Ratio of operating expenses to average
 net assets ..................................       1.47%**         1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment loss to average
 net assets ..................................      (0.13)%**       (0.49)%        (0.73)%        (0.61)%        (0.79)%**
 Portfolio turnover rate .....................      29.25%          72.48%         50.46%         88.46%         --
 Ratio of operating expenses to average
   net assets without fee waivers and
      expenses reimbursed ....................       3.62%**         3.64%          5.96%         13.46%        147.68%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.                Page 35

FINANCIAL HIGHLIGHTS

FIRST TRUST TECHNOLOGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR           YEAR          PERIOD
                                                06/30/03          ENDED          ENDED          ENDED          ENDED
                                               (UNAUDITED)      12/31/02        12/31/01       12/31/00      12/31/99*
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ........ $     3.39      $     5.79     $    10.25     $    13.41     $    10.00
                                               -----------     -----------    -----------    -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .........................      (0.02)++        (0.06)++       (0.09)++       (0.10)         (0.03)
 Net realized and unrealized gain/(loss) on
   investments ...............................       0.67           (2.34)         (4.37)         (3.06)          3.44
                                               -----------     -----------    -----------    -----------    -----------
 Total from investment operations ............       0.65           (2.40)         (4.46)         (3.16)          3.41
                                               -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .............. $     4.04      $     3.39     $     5.79     $    10.25     $    13.41
                                               ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...............................      19.17%         (41.45)%       (43.51)%       (23.56)%        34.10%
                                               ===========     ===========    ===========    ===========    ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    1,744      $    1,477     $    1,739     $    1,046     $      162
 Ratio of operating expenses to average
   net assets ................................       1.47%**         1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment loss to average
   net assets ................................      (1.13)%**       (1.37)%        (1.38)%        (1.42)%        (1.38)%**
 Portfolio turnover rate .....................      15.14%          60.86%        185.60%         98.66%         --
 Ratio of operating expenses to average
   net assets without fee waivers and
       expenses reimbursed ...................       6.64%**         6.23%          9.38%         11.39%        115.26%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average shares method.

Page 36                  See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2003 (UNAUDITED)

                       1. SIGNIFICANT ACCOUNTING POLICIES

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a "Delaware limited liability company" on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Registrant offers eleven managed investment portfolios that may be divided into two general categories: Target Managed VIP Portfolio, the DowSM DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, and Value Line(R) Target 25 Portfolio, (the "Strategy Funds"); and First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio, (the "Sector Funds"), (each, a "Fund," collectively, the "Funds"). Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in membership interests (each, an "Interest," collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of a Fund's portfolio. Fund Interests are not offered directly to the public. Fund Interests are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Funds have indirect rights to the Registrant's Interest. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees of the Registrant. Portfolio securities for which the primary market is a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price or the Nasdaq Official Close Price ("NOCP") on the day of valuation or, if there was no sale that day, at the mean between the most recent bid and ask prices. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. Securities for which quotations are not readily available are valued at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Registrant's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2003 (UNAUDITED)

assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of all Funds may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. All dividends paid by a Fund will be reinvested into additional Interests.

FEDERAL INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of American Skandia and is not taxed separately. The Registrant intends to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal income tax provision is required.

EXPENSES:

Expenses that are directly related to one of the Funds are charged directly to that Fund. General expenses of the Registrant are allocated to all the Funds based upon the relative net assets of each Fund.

          2. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Advisory and Management Agreement. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Fund's average daily net assets.

From time to time First Trust may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. First Trust has voluntarily undertaken to waive its fees and reimburse expenses through September 30, 2003, so that total expenses do not exceed 1.47% of each Fund's average daily net assets. However, with respect to First Trust 10 Uncommon Values Portfolio, First Trust has agreed to waive fees and reimburse expenses through September 30, 2003, so that total expenses do not exceed 1.37% of the average daily net asset value of the Fund. The fees waived and reimbursed, for the six months ended June 30, 2003, by the advisor, are as follows:

                                              FEES WAIVED   EXPENSES REIMBURSED
                                              -----------   -------------------

Target Managed VIP Portfolio ................   $25,381            $   339
The Dow(SM) DART 10 Portfolio ...............    11,549             25,685
Global Target 15 Portfolio ..................     6,600             33,193
S&P Target 24 Portfolio .....................    13,752             22,774
NASDAQ(R)Target 15 Portfolio ................    12,732             23,774
First Trust 10 Uncommon Values Portfolio ....    19,530             15,947
Value Line(R)Target 25 Portfolio ............     9,596             28,315
First Trust Energy Portfolio ................     7,021             32,261
First Trust Financial Services Portfolio ....    10,869             26,928
First Trust Pharmaceutical Portfolio ........    10,338             27,491
First Trust Technology Portfolio ............     4,643             35,507

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2003 (UNAUDITED)

PFPC, Inc. ("PFPC"), serves as the Registrant's administrator. In addition, PFPC also provides certain fund accounting, custody administration and transfer agency services in accordance with certain fee arrangements.

J.P. Morgan Chase & Company serves as the custodian to the Funds.

No officer or employee of First Trust or First Trust Portfolios L.P. ("FTP") received any compensation from the Registrant for serving as an officer or Trustee of the Registrant. The Registrant pays each Trustee who is not an officer or employee of first Trust or FTP or any of their affiliates $15,000 per annum plus $125 per portfolio per regularly schedule meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                             3. 12B-1 SERVICING PLAN

The Registrant, on behalf of each Fund, has adopted a 12b-1 Service Plan, (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Funds will be subject to an annual service fee.

FTP serves as the selling agent and distributor of Interests of the Funds. In this capacity, FTP manages the offering of the Funds' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Fund may spend up to 0.25% per year, of the average daily net assets of its Interests, as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sales and distribution of a Fund's Interest including, without limitation, expenses of preparing, printing and distribution prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Fund's Interests, certain other expenses associated with the distribution of the Funds, and any distribution-related expenses that may be authorized by the Trustees.

Payments under the plan were suspended on May 1, 2003 for all the Funds with the exception of the First Trust 10 Uncommon Values Portfolio. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2003, were as follows:

                                              PURCHASES            SALES
                                             -----------        -----------

Target Managed VIP Portfolio ............... $13,522,107        $11,051,717
The DowSM DART 10 Portfolio ................   3,016,917          3,200,988
Global Target 15 Portfolio .................   1,619,977          1,589,471
S&P Target 24 Portfolio ....................   3,964,489          4,206,429
NASDAQ(R)Target 15 Portfolio ...............   3,758,147          4,102,815
First Trust 10 Uncommon Values Portfolio ...   7,413,940          8,006,680
Value Line(R)Target 25 Portfolio ...........   3,133,708          2,767,464
First Trust Energy Portfolio ...............     402,002            628,312
First Trust Financial Services Portfolio ...   1,240,746          1,423,113
First Trust Pharmaceutical Portfolio .......   1,023,118          1,142,571
First Trust Technology Portfolio ...........     237,909            268,395


                             5. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2003 (UNAUDITED)

                            6. CONCENTRATION OF RISK

The Funds may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U. S. government.

Each Fund may invest up to 15% of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities law or otherwise, repurchase agreements maturing in more than seven days, interest only and principal only mortgage-backed securities, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities, which cannot be sold by a Fund without registration under the Securities Act of 1933, as amended, a Fund will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Fund to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

Each Fund is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Fund may therefore invest a relatively high percentage of its assets in a limited number of issuers. This can expose each Fund to potentially greater market fluctuations than might be experienced by a diversified fund. Each Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests.

                       This Page Left Blank Intentionally.


ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST DEFINED PORTFOLIO FUND, LLC

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         --------------------------------------------------
                           James A. Bowen, President, Chairman & Chief
                           Executive Officer
                           (principal executive officer)

Date                        SEPTEMBER 4, 2003
    -----------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         --------------------------------------------------
                           James A. Bowen, President, Chairman & Chief
                           Executive Officer
                           (principal executive officer)

Date                                SEPTEMBER 4, 2003
    -----------------------------------------------------------------------

By (Signature and Title)*  /S/ MARK R. BRADLEY
                         --------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                                SEPTEMBER 4, 2003
    -----------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.